EMPLOYEE COMPENSATION AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed employee compensation and benefits expense
Included in cost of sales and general and administrative expenses are the following:

(US $ millions)	2018	2017
Short-term employee compensation and benefits	$216	$203
Long-term employee compensation and benefits	33	32
Share-based compensation	4	2
	$253	$237